Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting [Abstract]
Number of reportable segments	2
Segment Reporting Information
Revenues	$ 316,788	$ 341,091
Cost of revenues (exclusive of depreciation and amortization)	152,866	157,048
Gross margin	163,922	184,043
Direct segment operating expenses	96,994	100,273
Segment operating income	66,928	83,770
Depreciation and amortization	43,355	45,228
Impairment of goodwill, continuing operations	255,599	0
Restructuring, acquisition and integration-related costs	11,262	3,521
Corporate operating expenses	9,584	7,644
Income (loss) from operations	(252,872)	27,377
Business Services Segment
Segment Reporting Information
Revenues	244,563	256,979
Cost of revenues (exclusive of depreciation and amortization)	127,919	129,529
Gross margin	116,644	127,450
Direct segment operating expenses	84,512	83,874
Segment operating income	32,132	43,576
Consumer Services Segment
Segment Reporting Information
Revenues	72,225	84,112
Cost of revenues (exclusive of depreciation and amortization)	24,947	27,519
Gross margin	47,278	56,593
Direct segment operating expenses	12,482	16,399
Segment operating income	$ 34,796	$ 40,194